Expense Example {- Fidelity SAI Sustainable Conservative Income Municipal Bond Fund} - NF_01.31 Fidelity SAI Sustainable Municipal Funds_Pro -02 - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
May 20, 2022 USD ($)
Expense Example:
1 year	$ 26
3 years	$ 170